Convertible Credit Facility - Components of Convertible Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Principal amount of convertible debenture	$ 250,000	$ 250,000
Bifurcation of embedded derivative liability	(156,646)	(156,646)
Accretion of discount	347	243
Carrying amount of debt host contract	93,701	93,597
Embedded derivative liability	3,395	8,876
Convertible credit facility	97,096	102,473
Accrued interest	2,301	6,301
Transaction costs allocated to deferred charges	(2,794)	(2,796)
Net carrying amount of convertible credit facility	$ 96,603	$ 105,978